S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation - Sponsor [Member] $ / shares in Units, $ in Thousands	Oct. 09, 2026 USD ($) $ / shares shares
Common Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	9,857,142
Private Placement Warrants [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	11,533,333
Price Paid or to be Paid for Securities, Total Amount | $	$ 5,000
Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 11.5
Class A Ordinary Shares [Member]
SPAC Prospectus Summary, Sponsor Compensation [Line Items]
Securities Issued or to be Issued, Shares	7,392,856
Price Paid or to be Paid for Securities, Total Amount | $	$ 25